Derivatives and Hedging Activities (Derivatives Included in AOCI) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Derivative [Line Items]
Amount of (loss) gain recognized in accumulated other comprehensive income on interest rate derivatives	$ (2,680)		$ (13,515)
Amount of (loss) gain recognized in accumulated other comprehensive income on interest rate derivatives		$ 998		$ 6,544
Total amount of interest expense presented in the consolidated income statements	12,990	12,597	39,739	35,962
Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Amount of (loss) gain recognized in accumulated other comprehensive income on interest rate derivatives	(2,469)		(12,496)
Amount of (loss) gain recognized in accumulated other comprehensive income on interest rate derivatives		1,133		6,533
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense	$ 211		$ 1,019
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense		$ 135		$ (11)